Short-term Borrowings	12 Months Ended
Dec. 31, 2019
Short-term Borrowings
Short-term Borrowings

11.  Short-term Borrowings

As of December 31, 2019, the Group obtained short-term borrowings from banks of RMB897,022 in aggregate collateralized by bank wealth management products of RMB923,800, which were classified as short-term investments as provided by one of the Group's wholly-owned subsidiaries. The annual interest rates of these borrowings are approximately 2.70% to 3.00%. For the year ended December 31,2019,the Group recognized interest expense of RMB1,726 (US$248) in the consolidated statements of comprehensive loss.